GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	$ 524	$ 448	$ 600
Items that will not be reclassified to income statement
Remeasurement of net retirement benefit obligations	79	10	(14)
Taxation on other comprehensive income	(22)	(4)	2
Total items that will not be reclassified to income statement	57	6	(12)
Items that may be reclassified subsequently to income statement
Cash flow hedges - forward foreign exchange contracts Gains/(losses) arising in the year	34	(24)	14
Losses/(gains) transferred to inventories for the year	7	(6)	(19)
Exchange differences on translation of foreign operations	(53)	21	21
Taxation on other comprehensive income	(5)	4
Total items that may be reclassified subsequently to income statement	(17)	(5)	16
Other comprehensive income for the year, net of taxation	40	1	4
Total comprehensive income for the year	$ 564	$ 449	$ 604